Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for Mr. Gibson (1)	Summary Compensation Table Total for Mr. Agadi	Summary Compensation Table Total for Dr. Ezell	Compensation Actually Paid to Mr. Gibson	Compensation Actually Paid to Mr. Agadi	Compensation Actually Paid to Dr. Ezell	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return	Net Income (Loss) ($ millions)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)
2025	n/a	n/a	$2,604,377	n/a	n/a	$4,269,382	$1,039,816	$1,877,922	$256.40	$30.4
2024	n/a	n/a	$1,660,262	n/a	n/a	$2,675,380	$777,988	$1,458,457	$140.56	$10.5
2023	$1,568,553	$683,050	$1,575,345	$305,193	$531,423	$1,539,071	$877,526	$836,275	$57.82	$24.7

Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation for Mr. Gibson

Fiscal Year	2023	2024	2025
SCT Total	$1,568,553	N/A	N/A
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	—	N/A	N/A
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	—	N/A	N/A
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	—	N/A	N/A
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	N/A	N/A
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	N/A	N/A
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(1,263,360)	N/A	N/A
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	—	N/A	N/A
Compensation Actually Paid	$305,193	N/A	N/A
PEO SCT Total to CAP Reconciliation for Mr. Agadi

Fiscal Year	2023	2024	2025
SCT Total	$683,050	N/A	N/A
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(365,500)	N/A	N/A
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$187,497	N/A	N/A
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$—	N/A	N/A
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$79,931	N/A	N/A
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(53,555)	N/A	N/A
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	N/A	N/A
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$—	N/A	N/A
Compensation Actually Paid	$531,423	N/A	N/A
PEO SCT Total to CAP Reconciliation for Dr. Ezell

Fiscal Year	2023	2024	2025
SCT Total	$1,575,345	$1,660,262	$2,604,377
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(207,439)	(567,000)	(1,356,750)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	252,225	1,143,600	1,612,211
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	(58,712)	447,327	1,409,477
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(22,348)	(6,355)	67
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(2,454)	—
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	—	—	—
Compensation Actually Paid	$1,539,071	$2,675,380	$4,269,382

Non-PEO NEO Average Total Compensation Amount	$ 1,039,816	$ 777,988	$ 877,526
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,877,922	1,458,457	836,275
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2023	2024	2025
Average SCT Total	$877,526	$777,988	$1,039,816
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(215,393)	(210,951)	(360,160)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	261,360	438,690	388,606
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	(86,243)	444,635	890,395
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(975)	8,095	11,601
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(92,336)
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	—	—	—
Average Compensation Actually Paid	$836,275	$1,458,457	$1,877,922

Compensation Actually Paid vs. Total Shareholder Return	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s TSR during the period 2023-2025.
Compensation Actually Paid vs. Net Income	The chart below illustrates the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income (Loss) during the period 2023-2025.
Total Shareholder Return Amount	$ 256.40	140.56	57.82
Net Income (Loss)	$ 30.4	10.5	24.7
Additional 402(v) Disclosure	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
Ezell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,604,377	1,660,262	1,575,345
PEO Actually Paid Compensation Amount	4,269,382	2,675,380	1,539,071
Gibson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,568,553
PEO Actually Paid Compensation Amount			305,193
Agadi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			683,050
PEO Actually Paid Compensation Amount			531,423
PEO | Ezell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,356,750)	(567,000)	(207,439)
PEO | Ezell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,612,211	1,143,600	252,225
PEO | Ezell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,409,477	447,327	(58,712)
PEO | Ezell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Ezell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67	(6,355)	(22,348)
PEO | Ezell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,454)	0
PEO | Ezell [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Gibson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gibson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gibson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gibson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gibson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gibson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,263,360)
PEO | Gibson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Agadi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(365,500)
PEO | Agadi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			187,497
PEO | Agadi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Agadi [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			79,931
PEO | Agadi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(53,555)
PEO | Agadi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Agadi [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(360,160)	(210,951)	(215,393)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	388,606	438,690	261,360
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	890,395	444,635	(86,243)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,601	8,095	(975)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,336)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0